Debt Issuance Costs (Tables)	12 Months Ended
Dec. 31, 2012
DEBT ISSUANCE COSTS [Abstract]
Schedule of Debt Issuance Costs
As of December 31, 2012 (in thousands):

Long-Term Debt	Debt Issuance Costs	Amortization Period	Accumulated Amortization	Net Costs
2016 Notes	$30,057	10 years	$(18,030)	$12,027
2020 Notes	9,092	8 years	(237)	8,855
Total	$39,149		$(18,267)	$20,882